Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of advances to suppliers [Abstract]
Advances to suppliers	$ 907,099	$ 9,408
Less: reserve for doubtful account	(4,639)	(4,965)
Total	$ 902,460	$ 4,443